Consolidated Statements Of Shareholders' Equity (USD $) In Thousands		Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Receivables From Shareholders [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance (As restated [Member])	[1]	$ 950	$ 10,282	$ (30)	$ 5,748	$ 101,454	$ 2,439	$ 120,843
Balance, number of shares (As restated [Member])	[1]	95,000
Issuance of ordinary shares upon initial public offering, shares		7,500
Issuance of ordinary shares upon initial public offering		75	55,725					55,800
Issuance of ordinary shares upon vesting and settlement of restricted share units, shares		610
Issuance of ordinary shares upon vesting and settlement of restricted share units		6	(6)
Payments from shareholders			15	30				45
Share-based compensation			13,143					13,143
Share-based compensation allocated from Sohu			354					354
Initial public offering expenses			(1,116)					(1,116)
Dividend distribution to Sohu						(96,800)		(96,800)
Foreign currency translation adjustment							151	151	[2]
Net income attributable to Changyou.com Limited.						162,218		162,218	[2]
Deemed dividend distribution to Sohu (related to the 17173 Business)	[3]		(691)			(17,534)		(18,225)	[1]
Balance (As restated [Member])	[1]	1,031	77,706		5,748	149,338	2,590	236,413
Balance,number of shares (As restated [Member])	[1]	103,110
Issuance of ordinary shares upon vesting and settlement of restricted share units, shares		968
Issuance of ordinary shares upon vesting and settlement of restricted share units		10	(10)
Share-based compensation			8,493					8,493
Share-based compensation allocated from Sohu			1,069					1,069
Foreign currency translation adjustment							10,291	10,291	[2]
Net income attributable to Changyou.com Limited.						194,683		194,683	[2]
Deemed dividend distribution to Sohu (related to the 17173 Business)	[3]		(3,649)			(19,794)		(23,443)	[1]
Balance (As restated [Member])	[1]	1,041	83,609		5,748	324,227	12,881	427,506
Balance at Dec. 31, 2010	[2]							427,506
Balance,number of shares (As restated [Member])	[1]	104,078
Issuance of ordinary shares upon vesting and settlement of restricted share units, shares		945
Issuance of ordinary shares upon vesting and settlement of restricted share units		9	(9)
Share-based compensation			5,547					5,547
Share-based compensation allocated from Sohu			570					570
Foreign currency translation adjustment							21,867	21,867
Appropriation to statutory reserves					3,603	(3,603)
Net income attributable to Changyou.com Limited.						245,456		245,456
Deemed dividend distribution to Sohu (related to the 17173 Business)	[4]		(11,589)			(30,116)		(41,705)
Deemed dividend distribution to Sohu (Note 6)						(141,996)		(141,996)
Transaction costs related to acquisition of the 17173 Business						(2,384)		(2,384)
Balance at Dec. 31, 2011		$ 1,050	$ 78,128		$ 9,351	$ 391,584	$ 34,748	$ 514,861
Balance,number of shares at Dec. 31, 2011		105,023

[1]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6 - "BUSINESS COMBINATIONS—Acquisition of the 17173 Business".
[2]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6—"BUSINESS COMBINATIONS -Acquisition of the 17173 Business".
[3]	The 17173 Business's cash collected from services provided was centrally managed by Sohu, and was used to pay those expenses incurred on behalf of the 17173 Business. The 17173 Business's cash is also considered to be paid or charged to the cash balance centrally managed by Sohu. Sohu did not repay the remaining cash balance to the 17173 Business, and therefore it was accounted for as a deemed dividend distribution to Sohu as of each period end.
[4]	The Group only acquired from Sohu certain assets and business operations associated with the 17173 Business. The remaining current assets and liabilities as of December 15, 2011 will not be transferred to the Group. Therefore these assets and liabilities will be accounted for as a deemed dividend distribution to Sohu.